Debt Securities in Issue (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Debt Securities In Issue [Line Items]
Debt securities	£ 35,778			£ 36,420
Notional amount	225,608			177,802
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	13,524			15,533
Euro 35bn Global Covered Bond Programme
Debt Securities In Issue [Line Items]
Debt securities	15,000			15,205
Notional amount | €		€ 35,000,000,000			€ 35,000,000,000
US $20bn Commercial Paper Programmes
Debt Securities In Issue [Line Items]
Debt securities	2,761			1,851
Notional amount | $			$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt Securities In Issue [Line Items]
Debt securities	1,530			2,874
Credit linked notes
Debt Securities In Issue [Line Items]
Credit linked notes	194			60
Securitisation programmes
Debt Securities In Issue [Line Items]
Debt securities	2,769			897
– US$30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	744			739
Notional amount | $			$ 30,000,000,000			$ 30,000,000,000
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	5,619			6,435
Notional amount | €		€ 30,000,000,000			€ 30,000,000,000
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	6,130			7,083
- US SEC-registered Debt Programme - Santander UK plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities	£ 1,031			£ 1,276